Average Annual Total Returns	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 1 year	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 5 years	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 10 years or lifetime	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 1 year	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 5 years	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 10 years or lifetime	Delaware Emerging Markets Fund Class A 1 year	Delaware Emerging Markets Fund Class A 5 years	Delaware Emerging Markets Fund Class A 10 years or lifetime	Delaware Emerging Markets Fund Class A After Taxes on Distributions 1 year	Delaware Emerging Markets Fund Class A After Taxes on Distributions 5 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware Emerging Markets Fund Class C 1 year	Delaware Emerging Markets Fund Class C 5 years	Delaware Emerging Markets Fund Class C 10 years or lifetime	Delaware Emerging Markets Fund Class R 1 year	Delaware Emerging Markets Fund Class R 5 years	Delaware Emerging Markets Fund Class R 10 years or lifetime	Delaware Emerging Markets Fund Institutional Class 1 year	Delaware Emerging Markets Fund Institutional Class 5 years	Delaware Emerging Markets Fund Institutional Class 10 years or lifetime	Delaware Emerging Markets Fund Class R6 1 year	Delaware Emerging Markets Fund Class R6 Lifetime	Delaware Emerging Markets Fund Class R6 Inception Date	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 1 year	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 5 years	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (net) 10 years or lifetime	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (gross) 1 year	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (gross) 5 years	Delaware International Small Cap Fund MSCI ACWI ex USA Small Cap Index (gross) 10 years or lifetime	Delaware International Small Cap Fund Class A 1 year	Delaware International Small Cap Fund Class A 5 years	Delaware International Small Cap Fund Class A 10 years or lifetime	Delaware International Small Cap Fund Class A After Taxes on Distributions 1 year	Delaware International Small Cap Fund Class A After Taxes on Distributions 5 years	Delaware International Small Cap Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware International Small Cap Fund Class A After Taxes on Distributions and Sales 1 year	Delaware International Small Cap Fund Class A After Taxes on Distributions and Sales 5 years	Delaware International Small Cap Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware International Small Cap Fund Class C 1 year	Delaware International Small Cap Fund Class C 5 years	Delaware International Small Cap Fund Class C 10 years or lifetime	Delaware International Small Cap Fund Class R 1 year	Delaware International Small Cap Fund Class R 5 years	Delaware International Small Cap Fund Class R 10 years or lifetime	Delaware International Small Cap Fund Institutional Class 1 year	Delaware International Small Cap Fund Institutional Class 5 years	Delaware International Small Cap Fund Institutional Class 10 years or lifetime	Delaware International Small Cap Fund Class R6 1 year	Delaware International Small Cap Fund Class R6 Lifetime	Delaware International Small Cap Fund Class R6 Inception Date	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years or lifetime	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Delaware International Value Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years or lifetime	Delaware International Value Equity Fund Class A 1 year	Delaware International Value Equity Fund Class A 5 years	Delaware International Value Equity Fund Class A 10 years or lifetime	Delaware International Value Equity Fund Class A After Taxes on Distributions 1 year	Delaware International Value Equity Fund Class A After Taxes on Distributions 5 years	Delaware International Value Equity Fund Class A After Taxes on Distributions 10 years or lifetime	Delaware International Value Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware International Value Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware International Value Equity Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Delaware International Value Equity Fund Class C 1 year	Delaware International Value Equity Fund Class C 5 years	Delaware International Value Equity Fund Class C 10 years or lifetime	Delaware International Value Equity Fund Class R 1 year	Delaware International Value Equity Fund Class R 5 years	Delaware International Value Equity Fund Class R 10 years or lifetime	Delaware International Value Equity Fund Institutional Class 1 year	Delaware International Value Equity Fund Institutional Class 5 years	Delaware International Value Equity Fund Institutional Class 10 years or lifetime	Delaware International Value Equity Fund Class R6 1 year	Delaware International Value Equity Fund Class R6 Lifetime	Delaware International Value Equity Fund Class R6 Inception Date
Total	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	18.33%	15.11%	5.25%	18.35%	15.05%	5.14%	11.14%	12.30%	4.26%	23.56%	15.61%	5.09%	25.22%	16.19%	5.61%	25.90%	16.78%	6.15%	25.96%	16.10%	May 02, 2016	14.24%	9.37%	5.95%	14.67%	9.78%	6.34%	16.41%	9.61%	8.54%	16.41%	5.18%	6.17%	9.72%	6.04%	6.12%	21.62%	10.09%	8.37%	23.11%	10.64%	8.91%	23.65%	11.19%	9.45%	23.88%	10.59%	Jun. 30, 2017	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	0.45%	4.69%	3.34%	0.17%	4.34%	3.05%	0.62%	3.74%	2.70%	4.83%	5.15%	3.18%	6.32%	5.67%	3.70%	6.90%	6.22%	4.22%	6.97%	2.57%	Mar. 29, 2018